Short-Term Borrowings	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Short-Term Borrowings

NOTE 15 – SHORT-TERM BORROWINGS

Short-term borrowings at December 31 are summarized as follows:

(Dollars in thousands)	2014	2013
Federal Home Loan Bank advances	$603,000	$375,000
Securities sold under agreements to repurchase	242,742	305,344

	$845,742	$680,344

Securities sold under agreements to repurchase, which are classified as secured borrowings, generally mature daily and are reflected at the amount of cash received in connection with the transaction. The Company may be required to provide additional collateral based on the fair value of the underlying securities.

Additional information on the Company’s short-term borrowings for the years indicated is as follows:

(Dollars in thousands)	2014	2013	2012
Outstanding at December 31	$845,742	$680,344	$303,045
Maximum month-end outstanding balance	1,034,741	680,344	640,768
Average daily outstanding balance	782,033	303,352	284,201
Average rate during the year	0.17%	0.16%	0.22%
Average rate at year end	0.18%	0.15%	0.22%